UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cambridge Investment, Ltd.
Address:    5237 HHR Ranch Road, Suite A
            Wilson, Wyoming  83014

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John R. Tozzi
Title:      President
Phone:      (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi                Wilson, Wyoming               February 12, 2010
-----------------                ---------------               -----------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                          -----------
Form 13F Information Table Entry Total:   10
                                          -----------
Form 13F Information Table Value Total:   $132,506
                                          -----------
                                          (thousands)

List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

                                                              MARKET    SHRS OR
                                                              VALUE     PRN      SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS  CUSIP      (*1000)   AMOUNT   PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                   COM             057224107  3,391     83,778   SH        Defined     1         83,778
CAMERON INTERNATIONAL CORPORATION  COM             13342B105  12,498    299,002  SH        Defined     1         299,002
DIAMOND OFFSHORE DRILLING INC      COM             25271C102  6,137     62,359   SH        Defined     1         62,359
EXXON MOBIL CORP                   COM             30231G102  7,640     112,042  SH        Defined     1         112,042
HALLIBURTON CO W/RTS TO PUR CERT
  STK UNDR CERTN                   COM             406216101  16,484    547,809  SH        Defined     1         547,809
NATIONAL-OILWELL VARCO INC         COM             637071101  10,582    240,000  SH        Defined     1         240,000
SCHLUMBERGER LTD                   COM             806857108  14,166    217,631  SH        Defined     1         217,631
SELECT SECTOR SPDR TR              SBI INT-ENERGY  81369Y506  26,851    470,980  SH        Defined     1         470,980
NOBLE DRILLING CORP                NAMEN -AKT      H5833N103  19,788    486,180  SH        Defined     1         486,180
TRANSOCEAN LTD US LISTED           REG SHS         H8817H100  14,970    180,800  SH        Defined     1         180,800
                                                              132,506